Convertible Debt, Unsecured Senior Notes and Long-term Loans (Details)		1 Months Ended			3 Months Ended	12 Months Ended
	Aug. 22, 2022 USD ($) item	Dec. 31, 2023 USD ($) $ / shares shares	Jul. 31, 2020 USD ($)	Jul. 31, 2019 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)
Convertible Senior Notes, Unsecured Senior Notes and Long-term Loans
Amount withdrawn							$ 4,982,000	$ 880,353,000
Loans repaid							100,000,000
Unsecured senior notes | 2024 Senior Notes
Convertible Senior Notes, Unsecured Senior Notes and Long-term Loans
Aggregate principal amount				$ 800,000,000
Coupon interest (as a percent)				3.50%
Due date of the Notes				Jul. 05, 2024
Net proceeds to the company from the issuance				$ 793,300,000
Issuance costs				$ 6,700,000
Interest expense						$ 14,800,000	29,300,000	29,300,000
Unsecured senior notes | 2030 Senior Notes
Convertible Senior Notes, Unsecured Senior Notes and Long-term Loans
Aggregate principal amount			$ 750,000,000			$ 750,000,000
Coupon interest (as a percent)			3.375%			3.375%
Due date of the Notes			Jul. 08, 2030
Net proceeds to the company from the issuance			$ 740,300,000
Issuance costs			$ 9,700,000
Interest expense						$ 26,300,000	26,300,000	26,300,000
Convertible notes | 2030 Convertible Notes
Convertible Senior Notes, Unsecured Senior Notes and Long-term Loans
Aggregate principal amount		$ 330,000,000			$ 330,000,000		$ 330,000,000
Coupon interest (as a percent)		1.375%			1.375%		1.375%
Net proceeds to the company from the issuance		$ 317,400,000
Issuance costs		$ 12,600,000
Repurchase price (as a percent)		100.00%
Interest expense						$ 7,700,000	$ 500,000
Convertible notes | ADS | 2030 Convertible Notes
Convertible Senior Notes, Unsecured Senior Notes and Long-term Loans
Company lent | shares		6,233,785			6,233,785		6,233,785
Loan processing fee per share | $ / shares		$ 0.00025
Outstanding number of borrowed | shares						6,233,785
Collateral posted		$ 0			$ 0		$ 0
Additional issuance cost		$ 2,000,000
Term and revolving facilities agreement
Convertible Senior Notes, Unsecured Senior Notes and Long-term Loans
Aggregate principal amount	$ 1,200,000,000
Number of arrangers | item	23
Maturity term (in years)	5 years
Margin rate	1.28%					1.28%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember
Loans repaid					$ 100,000,000
Term and revolving facilities agreement | 2027 Loans
Convertible Senior Notes, Unsecured Senior Notes and Long-term Loans
Aggregate principal amount	$ 900,000,000
Maturity term (in years)	5 years
Amount withdrawn						$ 900,000,000
Interest expense						56,600,000	$ 63,900,000	$ 2,800,000
Term and revolving facilities agreement | Revolving facility
Convertible Senior Notes, Unsecured Senior Notes and Long-term Loans
Aggregate principal amount	$ 300,000,000
Maturity term (in years)	5 years
Amount withdrawn						$ 5,000,000